Pension and Other Employee Benefits - Summary of Unlisted Equity Investments of Defined Benefit Pension Plans (Detail) - PHP (₱) ₱ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Fair Value Of Plan Assets [Line Items]
Unlisted Equity Investments	₱ 53,863	₱ 55,427	₱ 46,130
MediaQuest PDRs [Member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
% of Ownership	100.00%	100.00%
Unlisted Equity Investments	₱ 10,050	₱ 10,022
Tahanan Mutual Building and Loan Association Inc [member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
% of Ownership	100.00%	100.00%
Unlisted Equity Investments	₱ 544	₱ 474
BTF Holdings, Inc. [Member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
% of Ownership	100.00%	100.00%
Unlisted Equity Investments	₱ 221	₱ 211
Unquoted equity investments [Member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Unlisted Equity Investments	₱ 10,815	₱ 10,707